Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)(1)	Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“Other NEOs”) ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)		Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Company- Selected Measure: EEPS ($)(5)
							TSR (Calculated per Item 201(e) of Reg S-K) ($)	Peer Group TSR (Calculated per Item 201(e) of Reg S-K) ($)(4)
2023	14,617,823	4,737,760		5,667,535	11,365		180	144	906.1	19.48
2022	13,743,212	12,828,824		5,648,688	5,767,013		188	123	1,388.1	20.02
2021	9,063,156	50,596,284	(6)	3,960,965	20,158,091	(6)	195	142	890.1	18.05
2020	7,632,026	19,261,190		2,346,688	4,431,940		121	114	427.0	13.30

Company Selected Measure Name	Economic earnings per share
Named Executive Officers, Footnote	For each of 2023, 2022, and 2021, represents the total compensation as reported in the Summary Compensation Table included in this
Proxy Statement for Mr. Horgen, the Company’s President and Chief Executive Officer. For 2020, represents the total compensation as reported in the Summary Compensation Table for Mr. Horgen in the 2023 Proxy Statement.

Peer Group Issuers, Footnote	Reflects the TSR of the S&P MidCap 400 index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 14,617,823	$ 13,743,212	$ 9,063,156	$ 7,632,026
PEO Actually Paid Compensation Amount	$ 4,737,760	12,828,824	50,596,284	19,261,190
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” represents a calculation of compensation under SEC rules that differs significantly from the Summary
Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate the compensation actually paid to the PEO and the average compensation actually paid to the Other NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table.
The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of compensation actually paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year		Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(7)	Deduct Fair Value as of Prior Year- End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2023		14,617,823	(8,990,000)	8,467,709	(8,306,040)	(1,058,423)	—	—	6,691	4,737,760
2022		13,743,212	(6,925,000)	10,277,354	(1,822,612)	(2,453,065)	—	—	8,934	12,828,824
2021	(6)	9,063,156	(3,500,000)	4,753,187	34,957,185	5,421,436	—	(108,850)	10,168	50,596,284
2020		7,632,026	(4,275,000)	6,773,932	9,242,980	(99,356)	—	(93,468)	80,075	19,261,190
Other NEOs
2023		5,667,535	(3,010,000)	2,835,239	(5,308,086)	(176,064)	—	—	2,741	11,365
2022		5,648,688	(2,712,500)	4,025,548	(717,625)	(479,865)	—	—	2,767	5,767,013
2021	(6)	3,960,965	(1,718,750)	2,334,109	13,800,674	1,793,895	—	(15,387)	2,586	20,158,091
2020		2,346,688	(1,350,000)	1,863,602	1,607,295	(186,941)	189,655	(54,942)	16,584	4,431,940
(3)For 2023, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, and Mr.
Erickson. For each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr.
Wojcik, Mr. Jamal, Mr. Erickson, and David M. Billings. Mr. Billings retired in December 2022 from his position of General Counsel and
Secretary. For 2020, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr.
Billings, Sean M. Healey, and Hugh P. B. Cutler. Mr. Healey served as Executive Chairman until his passing in May 2020, and Mr. Cutler retired in May 2020 from his position of Head of Global Distribution.
For 2021, Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the Other NEOs reflect the strong appreciation of AMG’s stock price during 2021, and the consequent increase in value of unvested awards, driven by the unvested value of the one-time special Long-Term Equity Alignment Awards granted in 2019.
(7)Represents the vesting of equity awards held by Mr. Healey in accordance with such award terms upon his passing in May 2020.

Non-PEO NEO Average Total Compensation Amount	$ 5,667,535	5,648,688	3,960,965	2,346,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,365	5,767,013	20,158,091	4,431,940
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” represents a calculation of compensation under SEC rules that differs significantly from the Summary
Compensation Table presentation of compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The figures reported in this column do not reflect the actual amount of compensation earned by or paid to Mr. Horgen and the Other NEOs during the applicable calendar year or for the applicable performance year. To calculate the compensation actually paid to the PEO and the average compensation actually paid to the Other NEOs, the below adjustments were made to total compensation as reported in the Summary Compensation Table.
The adjustments were calculated according to the prescribed method determined by the SEC for the calculation of compensation actually paid for the periods presented. For equity awards with performance-based vesting conditions, fair value as of the applicable year-end is based on the probable outcome of such conditions as of year-end. There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed at the time of grant.

Year		Summary Compensation Table Total ($)	Less Reported Value of Equity Awards for the Covered Year ($)	Plus Year-End Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year ($)	Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Change in Fair Value as of Year-End of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Plus Vesting Date Fair Value of Equity Awards Granted in the Covered Year and that Vested in the Same Year ($)(7)	Deduct Fair Value as of Prior Year- End of Equity Awards that Failed to Meet Applicable Vesting Conditions During the Covered Year ($)	Add Fair Value of Dividends or Other Earnings Paid on Stock or Option Awards that are not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2023		14,617,823	(8,990,000)	8,467,709	(8,306,040)	(1,058,423)	—	—	6,691	4,737,760
2022		13,743,212	(6,925,000)	10,277,354	(1,822,612)	(2,453,065)	—	—	8,934	12,828,824
2021	(6)	9,063,156	(3,500,000)	4,753,187	34,957,185	5,421,436	—	(108,850)	10,168	50,596,284
2020		7,632,026	(4,275,000)	6,773,932	9,242,980	(99,356)	—	(93,468)	80,075	19,261,190
Other NEOs
2023		5,667,535	(3,010,000)	2,835,239	(5,308,086)	(176,064)	—	—	2,741	11,365
2022		5,648,688	(2,712,500)	4,025,548	(717,625)	(479,865)	—	—	2,767	5,767,013
2021	(6)	3,960,965	(1,718,750)	2,334,109	13,800,674	1,793,895	—	(15,387)	2,586	20,158,091
2020		2,346,688	(1,350,000)	1,863,602	1,607,295	(186,941)	189,655	(54,942)	16,584	4,431,940
(3)For 2023, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr. Jamal, and Mr.
Erickson. For each of 2022 and 2021, represents the average total compensation as reported in the Summary Compensation Table for Mr.
Wojcik, Mr. Jamal, Mr. Erickson, and David M. Billings. Mr. Billings retired in December 2022 from his position of General Counsel and
Secretary. For 2020, represents the average total compensation as reported in the Summary Compensation Table for Mr. Wojcik, Mr.
Billings, Sean M. Healey, and Hugh P. B. Cutler. Mr. Healey served as Executive Chairman until his passing in May 2020, and Mr. Cutler retired in May 2020 from his position of Head of Global Distribution.
For 2021, Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the Other NEOs reflect the strong appreciation of AMG’s stock price during 2021, and the consequent increase in value of unvested awards, driven by the unvested value of the one-time special Long-Term Equity Alignment Awards granted in 2019.
(7)Represents the vesting of equity awards held by Mr. Healey in accordance with such award terms upon his passing in May 2020.

Compensation Actually Paid vs. Total Shareholder Return	The following exhibits reflect the relationship between the Compensation Actually Paid (“CAP”) to the PEO and the average
CAP to the Other NEOs and the performance measures shown in the above pay versus performance table during the four most recently-completed fiscal years:

CAP vs. Company and Peer Group TSR

Compensation Actually Paid vs. Net Income

CAP vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs. EEPS

Total Shareholder Return Vs Peer Group	The following exhibits reflect the relationship between the Compensation Actually Paid (“CAP”) to the PEO and the average
CAP to the Other NEOs and the performance measures shown in the above pay versus performance table during the four most recently-completed fiscal years:

CAP vs. Company and Peer Group TSR

Tabular List, Table	CAP vs. Company and Peer Group and Index TSR CAP ($ million) $100 $80 $60 $40 $20 $0 2020 2021 202

Tabular List of Financial Performance Measures(1)
EEPS
Annual Management Fee EBITDA
Absolute TSR
Relative TSR

Total Shareholder Return Amount	$ 180	188	195	121
Peer Group Total Shareholder Return Amount	144	123	142	114
Net Income (Loss)	$ 906,100,000	$ 1,388,100,000	$ 890,100,000	$ 427,000,000.0
Company Selected Measure Amount | $ / shares	19.48	20.02	18.05	13.30
PEO Name	Mr. Horgen
Additional 402(v) Disclosure	See the “Compensation Discussion and Analysis – Summary of Performance Assessment Target Descriptions and Rationale, and 2023 Target Setting Process” section of this Proxy Statement for more information about the above measures.
Measure:: 1
Pay vs Performance Disclosure
Name	EEPS
Non-GAAP Measure Description	Economic earnings per share, or EEPS, is a non-GAAP financial measure. Additional information on non-GAAP financial performance measures, including reconciliations to the most directly comparable GAAP measure, can be found in AMG’s 2023 Annual Report on Form
10-K (or, with respect to amounts above for 2020, AMG's Quarterly Report on Form 10-Q for the quarter ended March 31, 2023) under
“Supplemental Financial Performance Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Management Fee EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,990,000	$ 6,925,000	$ 3,500,000	$ 4,275,000
PEO | Equity Awards Granted in Covered Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,467,709	10,277,354	4,753,187	6,773,932
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,306,040	1,822,612	34,957,185	9,242,980
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,058,423	2,453,065	5,421,436	99,356
PEO | Equity Awards Granted in Covered Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	108,850	93,468
PEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,691	8,934	10,168	80,075
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,010,000	2,712,500	1,718,750	1,350,000
Non-PEO NEO | Equity Awards Granted in Covered Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,835,239	4,025,548	2,334,109	1,863,602
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,308,086	717,625	13,800,674	1,607,295
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,064	479,865	1,793,895	186,941
Non-PEO NEO | Equity Awards Granted in Covered Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	189,655
Non-PEO NEO | Equity Awards Granted in Prior Years, Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	15,387	54,942
Non-PEO NEO | Equity Awards, Value of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,741	$ 2,767	$ 2,586	$ 16,584